Income and expenses - Net other operating income (expense) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Analysis of income and expense [line items]
Government grants	€ 4,473	€ 5,263	[1]	€ 4,658
Amortization intangibles purchase price allocation	(1,857)	(2,013)	[1]	(1,994)
Allowance for doubtful debtors	(244)	210	[1]	(1,065)
Capitalized expenses (asset construction)	316	166	[1]	16
Net foreign currency exchange gains / (losses)	0	0	[1]	246
Tax Credits	1,198	665	[1]	706
Fair value adjustment Cenat liability	0	0	[1]	192
Personnel related income	0	37	[1]	168
Fair value adjustment RS Print	770	0	[1]	0
Impairment Engimplan	(2,516)	0	[1]	0
Other	296	1,104	[1]	844
Total	€ 2,436	€ 5,432		€ 3,771

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan.